DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Unrealized gain (loss) on forward contracts, net	$ 1,387	$ 2,909
Outstanding hedge transactions	16,914		$ 16,180
Non-designated hedge transactions	10,672		$ 11,435
Gain or loss on the derivative instruments of other comprehensive loss to cost of revenues	$ 2,477	$ 1,871